SUMMARY OF MATERIAL ACCOUNTING POLICIES - Derecognition of Financial Assets (Details) - Factoring of receivables - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
JP Morgan
Disclosure of subsidiaries [line items]
Receivables transferred under factoring agreement	$ 5,696	$ 154
Citibank
Disclosure of subsidiaries [line items]
Receivables transferred under factoring agreement		$ 8,586